Employee Benefit Plans - Schedule Of Deferred Compensation Arrangement With In dividual Postretirement Benefits Table (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SOLV Energy Holdings LLC [Member] | 401(k) Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 10,869	$ 4,360	$ 3,819